Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 913,730	$ 1,123,895
Short-term investments	2,011	3,004
Trade and other receivables	48,696	46,395
Inventories	58,050	51,518
Prepaid expenses and other current assets	6,020	4,374
Total current assets	1,028,507	1,229,186
Non-current assets:
Property, plant and equipment	82,361	56,061
Intangible assets	5,214	20,788
Goodwill	64,268	64,268
Investments	66,357	70,292
Other long-term assets	370	348
Total assets	1,247,077	1,440,943
Current liabilities:
Trade and other payables	40,333	39,555
Deferred revenue	8,030	12,109
Provisions and other current liabilities	20,910	28,257
Current lease liabilities	3,895	3,238
Total current liabilities	73,168	83,159
Non-current liabilities:
Non-current lease liabilities	11,836	13,882
Deferred gain on finance lease liability	902	1,318
Provisions and other non-current liabilities	1,805	8,895
Employee future benefits	455	1,894
Deferred income tax liability	0	3,578
Total liabilities	88,166	112,726
Equity:
Share capital	2,420,396	2,416,256
Contributed surplus	300,764	297,819
Accumulated deficit	(1,560,759)	(1,387,579)
Foreign currency reserve	(1,490)	1,721
Total equity	1,158,911	1,328,217
Total liabilities and equity	$ 1,247,077	$ 1,440,943